Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Borrowings [Abstract]
Schedule of Unsecured Borrowings at Amortized Cost
	As of June 30, 2023	As of December 31, 2022
Borrowings at amortized cost(a)
Syndicated term loan (1)	$40,191	$38,626
Other term loan (2)	93,788	95,720
Lease liabilities (3)	34,966	34,192
Factoring obligations (4)	4,017	2,317
Bank overdrafts (5)	357	80
Notes (6)	115,000	115,000
Total Interest bearing liabilities	$288,319	$285,935

Current	118,684	257,525
Non- Current	$169,635	$28,410
(a)	Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 13. Trade and other receivables, net.

Schedule of Borrowings
	Currency	Range of Interest	Maturity Year	As of June 30, 2023	As of December 31, 2022
Syndicated term loan	COP	IBR + 5.30%	2023-2025	$40,652	$39,156
Amortized cost	COP	N/A	2023	(461)	(530)
Total Syndicated term loan				$40,191	$38,626
	Currency	Range of Interest	Maturity Year	As of June 30, 2023	As of December 31, 2022
Other term loan	COP	IBR+ 9.0%, 23.5% (2022: IBR+ 5.0%, DTF+ 3%, 13.99%-25.3%)	2022-2025	$12,407	$9,549
	COP	IBR + 2.25%- IBR 7.95% (2022: IBR+2.25%-10.2%)	2022-2025	23,342	21,267
	Soles	8.0% - 14.50% (Fixed) (2022: 8.0% - 12.79% (Fixed))	2022-2024	6,619	6,837
	Reales	9.84% - 18% N.A.	2023-2024	1,137	2,176
	USD	SOFR+ (5.80%-7.00%), SOFR6M + (2%-3%) (2022: SOFR+ (4.80%-5.80%))	2023	24,669	23,454
	USD	6.5%-16.8% N.A. (2022: 6.36%-16.8%)	2022-2025	25,614	32,437
Total Other term loans				$93,788	$95,720
	Currency	Range of Interest	Maturity Year	As of June 30, 2023	As of December 31, 2022
Lease liabilities	COP	IBR+(3.82%-7.3%), DTF + 5.5% (2022: DTF + (5,18% - 10,11%) T.A., IBR+7.5%)	2022-2030	$10,170	$10,475
	COP	IBR+ (4.2%-8.2%) (2022: DTF+ 4.54%-10.42 T.A.	2022-2025	3,944	3,653
	USD	0.75%-21.48%, DTF+5.50%, IBR+4.10% (2022: 0.75%-21.48%)	2023-2032	20,852	14,787
	COP	1.91%-12.23%, IBR+4.68%	2023	—	4,703
	Reales	0.70-8.72% (Fixed)	2023-2024	—	574
Total Lease Liabilities				$34,966	$34,192
	Currency	Range of Interest	Maturity Year	As of June 30, 2023	As of December 31, 2022
Portfolio factoring	COP	DTF+7% (2022: DTF+8%)	2023	$1,583	$1,508
	COP	2% - 22.4% (2022: 15.0% - 27% N.A.)	2023	2,434	809
Total Factoring				$4,017	$2,317
	Currency	Range of Interest	Maturity Year	As of June 30, 2023	As of December 31, 2022
Overdrafts and credit cards	COP	19.68% - 32% E.A. (Fixed)	2023	$357	$80

	Currency	Range of Interest	Maturity Year	As of June 30, 2023	As of December 31, 2022
The Prudential Insurance Company Of America	USD	8.50% (Fixed)	2031	$60,020	$60,020
Prudential Annuities Life Assurance Corporation	USD	8.50% (Fixed)	2031	29,980	29,980
Healthspring Life & Health Insurance Company, Inc	USD	8.50% (Fixed)	2031	18,350	18,350
CIGNA Health and Life Insurance Company	USD	8.50% (Fixed)	2031	6,650	6,650
Total Senior Notes				$115,000	$115,000